Intangible assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible assets
At beginning of period	£ 7,614
Impairment of intangible assets	21	£ 23
At end of period	7,588	7,614
Intangible assets	7,588	7,614
Goodwill	£ 5,675	£ 5,680
Expected growth rate	1.40%	1.40%
Retail Banking
Intangible assets
Goodwill	£ 2,607	£ 2,607
Other cash-generating units
Intangible assets
Goodwill	£ 464	£ 468
RBS International
Intangible assets
Pre-tax discount rate	14.60%	14.60%
Cushon
Intangible assets
Pre-tax discount rate	15.30%	15.30%
Ring-Fenced Bank Commercial & Institutional
Intangible assets
Goodwill	£ 2,604	£ 2,605
Retail Banking, Ring-Fenced Bank Commercial and Institutional and Private Banking cash-generating units
Intangible assets
Pre-tax discount rate	16.00%	16.00%
Cost
Intangible assets
At beginning of period	£ 14,537	£ 13,694
Currency translation and other adjustments	(69)
Acquisitions of companies and businesses		196
Additions	614	762
Disposals and write-off of fully amortised assets	(214)	(115)
At end of period	14,868	14,537
Intangible assets	14,868	14,537
Accumulated impairment, depreciation and amortisation
Intangible assets
At beginning of period	(6,923)	(6,578)
Currency translation and other adjustments	24
Disposals and write-off of fully amortised assets	201	116
Impairment of intangible assets	21	23
Amortisation charge for the year	561	438
At end of period	(7,280)	(6,923)
Intangible assets	(7,280)	(6,923)
Goodwill
Intangible assets
At beginning of period	5,680
At end of period	5,675	5,680
Intangible assets	5,675	5,680
Goodwill | Cost
Intangible assets
At beginning of period	10,090	9,931
Currency translation and other adjustments	(4)
Acquisitions of companies and businesses		159
At end of period	10,086	10,090
Intangible assets	10,086	10,090
Goodwill | Accumulated impairment, depreciation and amortisation
Intangible assets
At beginning of period	(4,410)	(4,409)
Impairment of intangible assets	1	1
At end of period	(4,411)	(4,410)
Intangible assets	(4,411)	(4,410)
Intangible assets other than goodwill
Intangible assets
At beginning of period	1,934
At end of period	1,913	1,934
Intangible assets	1,913	1,934
Intangible assets other than goodwill | Cost
Intangible assets
At beginning of period	4,447	3,763
Currency translation and other adjustments	(65)
Acquisitions of companies and businesses		37
Additions	614	762
Disposals and write-off of fully amortised assets	(214)	(115)
At end of period	4,782	4,447
Intangible assets	4,782	4,447
Intangible assets other than goodwill | Accumulated impairment, depreciation and amortisation
Intangible assets
At beginning of period	(2,513)	(2,169)
Currency translation and other adjustments	24
Disposals and write-off of fully amortised assets	201	116
Impairment of intangible assets	20	22
Amortisation charge for the year	561	438
At end of period	(2,869)	(2,513)
Intangible assets	£ (2,869)	£ (2,513)